STOCKHOLDERS’ EQUITY (Details Narrative)																					1 Months Ended							2 Months Ended		3 Months Ended			4 Months Ended	9 Months Ended		10 Months Ended	12 Months Ended		13 Months Ended
	Jun. 30, 2026 USD ($) $ / shares shares	Jun. 17, 2026 USD ($)	May 01, 2026	Mar. 16, 2026 USD ($) $ / shares shares	Feb. 28, 2026 $ / shares shares	Jan. 07, 2026 USD ($) $ / shares shares	Nov. 04, 2025 USD ($) $ / shares shares	Aug. 30, 2025 shares	Aug. 24, 2025 USD ($) $ / shares shares	Aug. 18, 2025 USD ($) shares	Aug. 15, 2025 USD ($) $ / shares	Aug. 15, 2025 USD ($) $ / shares	Aug. 14, 2025 USD ($) $ / shares shares	Mar. 05, 2025 USD ($) $ / shares shares	Mar. 03, 2025 USD ($) $ / shares shares	Feb. 05, 2025 USD ($) $ / shares shares	Jan. 23, 2025 USD ($) $ / shares shares	Jan. 05, 2025 USD ($) $ / shares shares	Aug. 07, 2024	Jul. 05, 2023 shares	Jun. 30, 2026 USD ($) $ / shares shares	May 31, 2026	Mar. 31, 2026 $ / shares shares	Feb. 28, 2026 USD ($) $ / shares shares	Jan. 31, 2026 USD ($) $ / shares shares	Oct. 31, 2025 USD ($) $ / shares	May 31, 2019 $ / shares	Mar. 23, 2025 USD ($) $ / shares shares	Oct. 12, 2024 USD ($) $ / shares shares	Mar. 16, 2026 USD ($) $ / shares	Dec. 31, 2025 USD ($) $ / shares shares	Sep. 30, 2025 USD ($) $ / shares shares	Jun. 30, 2026 USD ($) $ / shares shares	Mar. 31, 2026 USD ($) $ / shares shares	Mar. 31, 2025 USD ($) $ / shares shares	Apr. 30, 2026 USD ($) $ / shares shares	Jun. 30, 2026 USD ($) $ / shares shares	Jun. 30, 2025 USD ($) $ / shares shares	Jun. 30, 2026 USD ($) $ / shares shares	Aug. 30, 2026 shares	Jul. 31, 2026 shares	May 05, 2026 USD ($)	Aug. 31, 2025 USD ($)	Jul. 18, 2025 USD ($)	Jun. 02, 2025 USD ($)	May 07, 2025 USD ($)	Aug. 31, 2024 USD ($)	Aug. 31, 2024 AUD ($)	May 31, 2024 USD ($)	Nov. 30, 2023 USD ($)
Class of Stock [Line Items]
Stockholders equity reverse stock split																			sixty thousand pre-split shares (1:60,000)				the Company’s issued and outstanding shares of common stock at a ratio of one post-split share per twenty-five pre-split shares (1:25) (the “Reverse Stock Split”).
Preferred stock, shares authorized | shares	1,500,005																				1,500,005												1,500,005				1,500,005	1,500,005	1,500,005
Preferred stock par value | $ / shares	$ 0.01																				$ 0.01												$ 0.01				$ 0.01	$ 0.01	$ 0.01
Stock issued in private placement, value																																					$ 6,043,748	$ 23,881,110
[custom:InvestmentMaturityDescription]			Although the Series C Preferred Stock does not have a fixed maturity date and is not mandatorily redeemable on a specified date, the contingent mandatory redemption feature upon a bankruptcy triggering event was considered a conditional obligation to transfer assets outside the Company’s control. Accordingly, the Company determined that under ASC 480, the Series C Preferred Stock was initially treated as temporary equity until the May 5, 2026 Amended Series C Designation. Upon issuance of the Series C Preferred Stock, the Company allocated the fair value of $117,754 to the Series C Preferred and subsequent accretion to redemption value at issuance date. Accordingly, during the year ended June 30, 2026, the Company accreted $882,246 to redemption value along with the $50,000 in offering costs and was recorded as deemed dividend totaling $932,246 which was charged to additional paid in capital in the absence of retained earnings in the Company. On May 5, 2026, the date the Series C designation was amended, there were 100 shares of Series C Preferred Stock at that time with a redemption value of $1,000,000 and was reclassified from temporary equity to permanent equity.
Common stock issuable, shares | shares	487,939													310				310			487,939												487,939				487,939	310	487,939	295,340	141,000
Proceeds from exercise of warrants																																					$ 3,000,000
Change in fair value of warrant liability	$ 8,925
Additional Paid in Capital	152,752,314																				$ 152,752,314												$ 152,752,314				$ 152,752,314	$ 138,254,808	$ 152,752,314			$ 973,115
Stock options granted | shares																																					0	0
Gross proceeds from issuance of common stock																																					$ 3,314,458
Conversion price, per share | $ / shares														$ 225				$ 225
Principal amount																																			$ 70,315												$ 57,639	$ 85,000	$ 71,629	$ 71,629
Accrued interest	20,003																				20,003												20,003				20,003		20,003
Conversion fees	3,280																				3,280												3,280				3,280		3,280
Debt instrument fair value																																						154,154
Loss on extinguishment debt conversion	220,325																				220,325												220,325				220,325	91,169	220,325
Debt conversion fair value	390,182																				390,182												390,182				390,182	73,640	390,182
Gain on extinguishment time of conversion																																					(169,857)	17,529
Reclassified from premium liabilities to additional paid in capital																																					114,399	10,229
Principal amount	200,650																				200,650												200,650				200,650		200,650
Debt instrument fair value	$ 444,258													$ 437,500				$ 437,500			$ 444,258												$ 444,258				444,258	468,500	$ 444,258
Gain (loss) on extinguishment of debt																																					$ 169,857	$ (17,529)
Common stock, par value | $ / shares	$ 0.001																				$ 0.001												$ 0.001				$ 0.001	$ 0.001	$ 0.001
Issuance of common stock for cash																																					$ 3,314,458
Value of shares of common stock in exchange of loans																																					703,442	$ 176,375
Issuance of common stock for services, value																																						51,348,000
Shares issued per share | $ / shares															$ 150
Amortization of prepaid stock based expenses																																					8,498,492	4,621,230
Prepaid expenses, current portion	$ 7,661,967			$ 589,523																	$ 7,661,967									$ 589,523			$ 7,661,967				7,661,967	8,334,046	$ 7,661,967
Prepaid expenses, long-term portion	4,190,543			$ 460,477																	4,190,543									$ 460,477			4,190,543				4,190,543	10,925,835	4,190,543
Prepaid stock based expenses, current portion	7,620,846																				7,620,846												7,620,846				7,620,846		7,620,846
Prepaid expenses stock based, long-term portion	4,190,543																				4,190,543												4,190,543				4,190,543		4,190,543
Number of shares of common stock in exchange of loans | shares														2,040				2,040		10
Accounts payable for shares of common stock														$ 129,354				$ 129,354																				129,354
Gain (loss) on extinguishment of debt, net																																					133,071	(871,032)
Common stock , value	3,310																				3,310												3,310				3,310	464	3,310
Loss on conversion of debt																																					(133,071)	871,032
Common stock related to warrant | shares															36,000
Trading price															$ 5,400,000
Company recognized stock-based compensation	$ 0																				$ 0												$ 0				0	0	$ 0
Stock options expense																																					$ 0
Payments for Repurchase of Equity		$ 5,000,000.0
2019 Equity Incentive Plan [Member]
Class of Stock [Line Items]
Number of common shares reserved for future issuance | shares
Restricted Stock Units (RSUs) [Member]
Class of Stock [Line Items]
Restricted stock units, value | $ / shares																											$ 497,240
Unrecognized restricted stock units expense																																		$ 248,620
Restricted stock units not yet vested, shares	$ 248,620																				$ 248,620												$ 248,620				$ 248,620		$ 248,620
Minimum [Member]
Class of Stock [Line Items]
Conversion price, per share | $ / shares														$ 175				$ 175
Maximum [Member]
Class of Stock [Line Items]
Conversion price, per share | $ / shares														$ 325				$ 325
IPO [Member]
Class of Stock [Line Items]
Number of shares issued | shares										40,000
Offering expense										$ 686,000
Gross proceeds from issuance of common stock										4,000,000
Net proceeds from issuance of common stock										$ 3,300,000
Deferred offering costs	$ 281,773																				$ 281,773												$ 281,773				281,773		$ 281,773
Investor [Member]
Class of Stock [Line Items]
Principal amount																																												$ 82,500	$ 60,000	$ 90,000
Consulting Investor Relations And Business Advisory Services One [Member]
Class of Stock [Line Items]
Stock-based compensation																																					$ 8,498,492
Convertible Debt [Member]
Class of Stock [Line Items]
Issuance of common stock for cash, shares | shares	323,856																																		353
Number of shares issued | shares						15,792																									5,107	7,799					67,832
Conversion price, per share | $ / shares	$ 0.90					$ 13															$ 0.90										$ 44	$ 44	$ 0.90		$ 300		$ 0.90		$ 0.90
Principal amount	$ 55,000					$ 65,280															$ 55,000										$ 76,000	$ 298,797	$ 55,000				$ 55,000		$ 55,000
Accrued interest	5,043																				5,043										4,441	37,053	5,043		$ 9,371		5,043		5,043
Conversion fees	$ 937																				937										$ 937	$ 4,906	937		$ 5,520		937		937
Gain (loss) on extinguishment of debt, net						(74,236)
Common stock , value						200,000
Loss on conversion of debt						74,236
Convertible Debt One [Member]
Class of Stock [Line Items]
Issuance of common stock for cash, shares | shares	408,451
Principal amount																																						54,850
Accrued interest																																						4,365
Conversion fees																																						3,770
Former Director [Member]
Class of Stock [Line Items]
Issuance of common stock for cash																	$ 375,000																				375,000
Gain (loss) on extinguishment of debt, net																																						300,605
Loss on conversion of debt																																						(300,605)
Hexstone Capital LLC [Member]
Class of Stock [Line Items]
Legal fees paid							$ 50,000
Securities Purchase Agreement [Member]
Class of Stock [Line Items]
Accrued interest	$ 0																				$ 0												$ 0				$ 0	4,000	$ 0				$ 8,819
Underwriting Agreement [Member]
Class of Stock [Line Items]
Offering expense													$ 535,000
Common stock, par value | $ / shares													$ 0.001
Consulting Agreement [Member]
Class of Stock [Line Items]
Issuance of common stock for cash, shares | shares																													10
Number of shares issued | shares								20,000
Conversion price, per share | $ / shares	$ 3.50																				$ 3.50				$ 13	$ 43							$ 3.50				$ 3.50		$ 3.50
Monthly fee																													$ 7,500
Common stock, par value | $ / shares																													$ 1,500
Issuance of common stock for cash																													$ 15,000
Prepaid stock-based compensation																																						15,000
Stock-based compensation																																		$ 7,500			$ 7,500	51,333,000
Payments for Other Fees											$ 300,000
Value of shares of common stock in exchange of loans																									$ 7,500	$ 7,500											3,570,000
Consulting Agreement [Member] | Officers, Employees, Directors and Consultants [Member]
Class of Stock [Line Items]
Issuance of common stock for cash, shares | shares															342,220
Common stock, par value | $ / shares															$ 150
Stock-based compensation															$ 51,333,000
Three Month Consulting Agreement [Member]
Class of Stock [Line Items]
Conversion price, per share | $ / shares											$ 68	$ 68
Monthly fee												$ 100,000
Stock-based compensation																																					1,365,000
Value of shares of common stock in exchange of loans												$ 1,365,000
Six Months Consulting Agreement [Member]
Class of Stock [Line Items]
Conversion price, per share | $ / shares									$ 100
Stock-based compensation																																					43,748
Value of shares of common stock in exchange of loans									$ 43,748
Consulting Agreement Two [Member]
Class of Stock [Line Items]
Stock-based compensation																																					$ 3,570,000
Debt Exchange [Member]
Class of Stock [Line Items]
Loss on extinguishment debt conversion																																						300,605
Debt instrument fair value																																						375,000
Gain (loss) on extinguishment of debt, net																																						339,146
Loss on conversion of debt																																						(339,146)
Debt Exchange [Member] | Former Director [Member]
Class of Stock [Line Items]
Issuance of common stock for cash, shares | shares																	1,200
Conversion price, per share | $ / shares																	$ 325
Value of shares of common stock in exchange of loans																	$ 375,000
Number of shares of common stock in exchange of loans | shares																	1,200
Settlement of loans for shares of common stock																	$ 74,395
Debt Exchange Agreement [Member] | Two Investors [Member]
Class of Stock [Line Items]
Conversion price, per share | $ / shares																$ 250
Loss on extinguishment debt conversion																																						213,752
Debt instrument fair value																$ 300,000
Value of shares of common stock in exchange of loans																$ 300,000
Number of shares of common stock in exchange of loans | shares																1,200
Outstanding loan including accrued interest						$ 60,484										$ 86,248
Common Stock [Member]
Class of Stock [Line Items]
Issuance of common stock for cash, shares | shares										40,000															183,655								452,489				40,000		323,856
Stock issued in private placement, value																																					$ 1,341	81
Gross proceeds from issuance of common stock										$ 4,000,000
Issuance of common stock for cash																																					40
Value of shares of common stock in exchange of loans																																					$ 81
Issuance of common stock for services, value																																						$ 342
Issuance of common stock for services, shares | shares																																						342,230
Number of shares of common stock in exchange of loans | shares																																					80,737	353
Common stock related to warrant | shares																																						36,000
Common Stock [Member] | Consulting Investor Relations And Business Advisory Services [Member]
Class of Stock [Line Items]
Issuance of common stock for services, value																												$ 23,881,110
Issuance of common stock for services, shares | shares				300,000																								81,000
Service term				3 years
Shares issued per share | $ / shares				$ 3.50																								$ 300		$ 3.50
Common Stock [Member] | Consulting Investor Relations And Business Advisory Services [Member] | Minimum [Member]
Class of Stock [Line Items]
Service term																												6 months
Shares issued per share | $ / shares																												$ 175
Common Stock [Member] | Consulting Investor Relations And Business Advisory Services [Member] | Maximum [Member]
Class of Stock [Line Items]
Shares issued per share | $ / shares																												$ 375
Common Stock [Member] | Underwriting Agreement [Member]
Class of Stock [Line Items]
Number of shares issued | shares													40,000
Sale of stock, price per share | $ / shares													$ 100.00
Stock options granted | shares													6,000
Common Stock [Member] | Consulting Agreement [Member]
Class of Stock [Line Items]
Issuance of common stock for services, value																									$ 593	$ 173				$ 1,020,000
Common Stock [Member] | Six Months Consulting Agreement [Member]
Class of Stock [Line Items]
Issuance of common stock for services, value									$ 43,748
Issuance of common stock for services, shares | shares									437
Representatives Warrants [Member] | Underwriting Agreement [Member]
Class of Stock [Line Items]
Number of shares issued | shares													1,200
Sale of stock, price per share | $ / shares													$ 100.00
Series A Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized | shares	500,000																				500,000												500,000				500,000	500,000	500,000
Preferred stock par value | $ / shares	$ 0.01																				$ 0.01												$ 0.01				$ 0.01	$ 0.01	$ 0.01
Number of shares issued | shares	0																				0												0				0	0	0
Preferred stock , shares outstanding | shares	0																				0												0				0	0	0
Shares issued | shares																																						0
Series A Preferred Stock [Member] | Preferred Stock [Member]
Class of Stock [Line Items]
Stock issued in private placement, value
Issuance of common stock for cash
Value of shares of common stock in exchange of loans
Issuance of common stock for services, value
Series B Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized | shares	5																				5												5				5	5	5
Preferred stock par value | $ / shares	$ 0.01																				$ 0.01												$ 0.01				$ 0.01	$ 0.01	$ 0.01
Number of shares issued | shares	1																				1												1				1	1	1
Preferred stock , shares outstanding | shares	1																				1												1				1	1	1
Shares issued | shares	0																				0												0				0		0
Series B Preferred Stock [Member] | Preferred Stock [Member]
Class of Stock [Line Items]
Stock issued in private placement, value
Issuance of common stock for cash
Value of shares of common stock in exchange of loans
Issuance of common stock for services, value
Series C Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized | shares	5																				5												5				5	5	5
Preferred stock par value | $ / shares	$ 0.01																				$ 0.01												$ 0.01				$ 0.01	$ 0.01	$ 0.01
Number of shares issued | shares	0				50																0		50	50									0	50		50	0	0	0
Preferred stock , shares outstanding | shares	0																				0												0				0	0	0
Issuance of common stock for cash, shares | shares							100
Warrants issued convertible into shares | shares							9,900
Warrant exercise price per share | $ / shares							$ 10,000
Series C Preferred Stock [Member] | Securities Purchase Agreement [Member] | Hexstone Capital LLC [Member]
Class of Stock [Line Items]
Issuance of common stock for cash, shares | shares																																					100,000
Preferred stock liquidation value per share | $ / shares							$ 10,000
Preferred stock stated value percentage							100.00%
Preferred stock dividend rate							0.00%
Annual increased dividend rate							10.00%
Preferred stock, conversion price							$ 10,000
Fixed conversion price | $ / shares							$ 125.00
Preferred stock, conversion basis	0.05				1.25		12.50															0.05
Preferred stock, conversion basis for bankruptcy							Upon any bankruptcy triggering event, the Company were to immediately redeem, in cash, each of the Series C Preferred Stock then outstanding at a redemption price equal to the applicable triggering event redemption price. Each of the Series C Preferred Stock subject to redemption by the Company were to be redeemed by the Company at a price equal to the greater of (i) the product of (A) the conversion amount to be redeemed multiplied by (B) the redemption premium of 110% and (ii) the product of (X) the conversion rate with respect to the conversion amount in effect multiplied by (Y) the product of (1) the redemption premium of 110% multiplied by (2) the VWAP of the Common Stock on any trading day during the period commencing on the date immediately preceding such triggering event and ending on the trading date prior to the date the Company makes the entire payment required to be made. On May 5, 2026, the Company filed a certificate of amendment of certificate of designations of Series C Convertible Preferred Stock whereby amongst other things, the Company removed the mandatory redemption upon any bankruptcy triggering event (the “May 5, 2026 Amended Series C Designation”)
Registration rights penalty amount																																					$ 6,000
Preferred stock, redemption amount	$ 2,000,000																				$ 2,000,000												$ 2,000,000				2,000,000		$ 2,000,000
Series C Preferred Stock [Member] | Preferred Stock [Member]
Class of Stock [Line Items]
Stock issued in private placement, value
Preferred stock converted | shares																					50				50								50
Common stock issuable, shares | shares	295,340																				295,340												295,340				295,340		295,340
Issuance of common stock for cash
Value of shares of common stock in exchange of loans
Issuance of common stock for services, value
Series C Preferred Stock [Member] | Preferred Stock [Member] | Hexstone Capital LLC [Member]
Class of Stock [Line Items]
Preferred stock par value | $ / shares							$ 0.01
Preferred stock , shares outstanding | shares	200																				200												200				200		200
Preferred stock stated value | $ / shares							$ 10,000
Stock issued in private placement, value							$ 1,000,099
Warrants issued convertible into shares | shares							9,900
Warrant exercise price per share | $ / shares							$ 10,000
Initial fair value of warrants							$ 882,345
Series C Preferred Stock One [Member]
Class of Stock [Line Items]
Common stock issuable, shares | shares	141,000																				141,000												141,000				141,000		141,000
Series C Preferred Stock One [Member] | Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock converted | shares																					50
Series C Preferred Stock One [Member] | Common Stock [Member]
Class of Stock [Line Items]
Issuance of common stock for cash, shares | shares																																							408,451
Series C Warrants [Member]
Class of Stock [Line Items]
Number of shares issued | shares	150																				150												150				150		150
Series C Warrants [Member] | Securities Purchase Agreement [Member]
Class of Stock [Line Items]
Warrant exercise price per share | $ / shares	$ 10,000				$ 10,000																$ 10,000		$ 10,000	$ 10,000									$ 10,000	$ 10,000		$ 10,000	$ 10,000		$ 10,000
Proceeds from exercise of warrants																								$ 500,000										$ 500,000		$ 500,000	$ 1,500,000
Series C Warrants [Member] | Securities Purchase Agreement [Member] | Investor [Member]
Class of Stock [Line Items]
Warrants issued convertible into shares | shares	150				50																150		50	50									150	50		50	150		150